OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Advances for supplies and services	€ 516,096	€ 451,166
Deferred income	295,683	270,353
Accrued expenses	100,305	98,535
Payables to personnel	44,880	55,789
Social security payables	25,857	26,498
Other	40,146	49,684
Total other liabilities	€ 1,022,967	€ 952,025